UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4216

DREYFUS CALIFORNIA TAX EXEMPT MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	12/31/04

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus California Tax Exempt Money Market Fund
Statement of Investments
December 31, 2004 (Unaudited)
	Principal
Tax Exempt Investments--98.7%	Amount ($)		Value ($)

California--98.6%

State of California, GO Notes
6.50%, 3/1/2005 (Insured; FGIC)	200,000		201,550
California Educational Facilities Authority, College
and University Revenue, VRDN
(University of Judaism) 1.99% (LOC; Allied Irish Bank)	3,300,000	a	3,300,000
California Infrastructure and Economic Development Bank:
Recreational Revenue (J. Paul Getty Trust) 1.17%, 2/1/2005	600,000		599,717
VRDN:
IDR:
(Lance Camper Manufacturing Corp.)
2.05% (LOC; Comerica Bank)	1,760,000	a	1,760,000
(Murrietta Circuits Project)
2.05% (LOC; Comerica Bank)	4,400,000	a	4,400,000
Revenue (Los Angeles SPCA Project)
2% (LOC; The Bank of New York)	6,200,000	a	6,200,000
California Pollution Control Financing Authority, VRDN:
PCR:
Refunding (Pacific Gas & Electric Corp.) 2.20%
(LOC; JPMorgan Chase Bank))	16,000,000	a	16,000,000
(Southdown Inc.) 1.75% (LOC; Wachovia Bank)	5,800,000	a	5,800,000
SWDR:
(AG Resources III LLC Project)
2.07% (LOC; Key Bank)	2,780,000	a	2,780,000
(Marborg Industries Project)
2.07% (LOC; Wachovia Bank)	3,710,000	a	3,710,000
(Mission Trail Waste System)
2.12% (LOC; Comerica Bank)	1,100,000	a	1,100,000
(Norcal Waste System Inc. Project)
2.07% (LOC; Bank of America)	3,625,000	a	3,625,000
(Sierra Pacific Industries Inc. Project)
2.10% (LOC; Wells Fargo Bank)	1,000,000	a	1,000,000
California School Cash Reserve Program Authority
Revenue, Pool Program 3%, 7/6/2005 (Insured; AMBAC)	1,500,000		1,508,194
California Statewide Communities Development Authority:
Revenue:
COP (Saint Joseph Health System ) 5%, 7/1/2005
(Insured; FSA)	100,000		101,545
(Kaiser Permanente)
1.08%, 4/1/2005	3,000,000		3,000,000
VRDN:
Private Schools Revenue (St. Mary's & All Angels
School) 2.03% (LOC; Allied Irish Bank)	8,000,000	a	8,000,000
Revenue, Refunding (University Retirement Community
at Davis) 2.21% (Insured; Radian Bank and

Liquidity Facility; Bank of America)	4,675,000	a	4,675,000
California Statewide Communities Development
Corporation, Industrial Revenue, VRDN:
(Andercraft Products Inc.) 2.45%
(LOC; California State Teachers Retirement)	325,000	a	325,000
(DV Industries) 2.15% (LOC; California State
Teachers Retirement)	870,000	a	870,000
(Lustre California) 2.10% (LOC; Comerica Bank)	2,940,000	a	2,940,000
(Redline Project) 2.15% (LOC; California State
Teachers Retirement)	805,000	a	805,000
(Zieman Manufacturing Co. Project) 2.15%
(LOC; California State Teachers Retirement)	210,000	a	210,000
Chico, MFHR, Refunding, VRDN (Sycamore Glen)
2.17% (LOC; Bank of America)	1,720,000	a	1,720,000
Contra Costa Transportation Authority, Sales Tax Revenue
6%, 3/1/2005 (Insured; FGIC)	250,000		251,800
Desert Sands Unified School District, COP, Refunding
4%, 3/1/2005 (Insured; MBIA)	230,000		231,052
Evergreen School District, GO Notes
10%, 9/1/2005 (Insured; FGIC)	465,000		489,240
Golden State Tobacco Securitization Corporation, Tobacco
Settlement Revenue, VRDN 2.09% (Liquidity Facility;
Merrill Lynch)	1,740,000	a	1,740,000
Inland Empire Solid Waste Financing Authority, LR
(Landfill Improvement Financing Project)
5.85%, 8/1/2005 (Insured; FSA)	200,000		204,422
Lancaster Financing Authority, Tax Allocation Revenue
(Project No. 5 & 6 Redevelopment Projects)
2%, 2/1/2005 (Insured; FGIC)	210,000		210,141
City of Long Beach, Harbor Revenue, Refunding
5.50%, 5/15/2005 (Insured; FGIC)	155,000		156,932
City of Los Angeles:
Auto Parking Revenue 5%, 5/1/2005 (Insured; AMBAC)	175,000		176,943
COP, Equipment Program 3%, 2/1/2005 (Insured; MBIA)	165,000		165,255
Los Angeles County Public Works Financing Authority
Revenue, Refunding (Flood Control District)
2.50%, 3/1/2005 (Insured; MBIA)	110,000		110,229
Los Angeles County Schools Regionalized Business
Services Corporation, COP
4.75%, 3/1/2005 (Insured; MBIA)	120,000		120,683
Los Rios Community College District, TRAN 3%, 10/27/2005	325,000		327,609
Maywood, COP, VRDN (Infrastructure Financing Project)
2.03% (LOC; Allied Irish Bank)	2,880,000	a	2,880,000
Metropolitan Water District of Southern California
GO Notes, Refunding (Waterworks) 3%, 3/1/2005	125,000		125,340
Montebello, GO Notes, TRAN 3%, 6/30/2005	2,300,000		2,314,376
City of Oakland, GO Notes (Measure DD)
2.50%, 1/15/2005 (Insured; MBIA)	230,000		230,142
Port of Oakland, Airport Revenue
5.50%, 11/1/2005 (Insured; FGIC)	100,000		102,702
Orange County Local Transportation Authority, Sales Tax
Revenue (Measure M) 5.80%, 2/15/2005 (Insured; FGIC)	100,000		100,559

Oxnard School District, Go Notes, TRAN 3%, 8/17/2005	935,000		941,363
Pasadena Unified School District, GO Notes
5%, 5/1/2005 (Insured; FGIC)	100,000		101,229
City of Pleasanton, Refunding:
Sewer Revenue 2%, 9/1/2005
(Insured; XL Capital Assurance)	195,000		194,996
Water Revenue 2%, 9/1/2005
(Insured; XL Capital Assurance)	500,000		499,991
City of Redding, Electric System Revenue, COP
4%, 6/1/2005 (Insured; AMBAC)	250,000		252,394
Roseville City School District, TRAN 3%, 9/28/2005	3,380,000		3,406,937
Sacramento Cogeneration Authority, Revenue
(Procter & Gamble Project) 6.375%, 7/1/2005	600,000	b	624,651
Sacramento Power Authority, Revenue
(Cogeneration Project) 6.50%, 7/1/2005 (Insured; MBIA)	200,000		204,429
City of San Diego, Sewer Revenue, Public Facility Finance
Authority 4.625%, 5/15/2005 (Insured; AMBAC)	100,000		101,000
San Diego Area Housing and Finance Agency, LR, VRDN:
2.05%, Series A (Liquidity Facility; Societe Generale)	5,555,000	a	5,555,000
2.05%, Series B (Liquidity Facility; Societe Generale)	2,840,000	a	2,840,000
San Diego County, COP, VRDN
(Friends of Chabad) 2.08% (LOC; Comerica Bank)	1,500,000	a	1,500,000
San Diego Housing Authority, MFHR, VRDN
(Logan Square Apartments) 2.10% (Liquidity Facility;
Merrill Lynch)	1,800,000	a	1,800,000
San Francisco City and County Airports Commission
International Airport Revenue:
3%, 5/1/2005 (Insured; MBIA)	200,000		200,900
4.75%, 5/1/2005 (Insured; FSA)	200,000		201,796
5.625%, 5/1/2005 (Insured; FGIC)	745,000		755,020
San Juan Unified School District, Go Notes, TRAN
3%, 11/18/2005	3,000,000		3,024,513
San Luis Obispo County, COP
(New County Government Center Project)
4%, 10/15/2005 (Insured; MBIA)	375,000		380,822
Selma, TRAN 3.375%, 6/30/2005	2,000,000		2,009,870
South Coast Local Education Agencies, TRAN
Note Participation 3%, 6/30/2005	3,000,000		3,018,961
Southern California Public Power Authority
Power Project Revenue, Refunding (Palo Verde Project)
5.50%, 7/1/2005 (Insured; AMBAC)	100,000		101,672
Stockton Community Facilities District
Special Tax Revenue, VRDN (Arch Road East)
2.01% (LOC; Wells Fargo Bank)	2,400,000	a	2,400,000
Tobacco Securitization Authority of Southern California
Tobacco Settlement Revenue, VRDN
2.09% (LOC; WestLB AG)	9,120,000	a	9,120,000
Tri-City Hospital District, Revenues, Refunding
5.10%, 2/15/2005 (Insured; MBIA)	250,000		251,185
Tulare-Porterville Schools Financing Authority
COP, VRDN (2002 Refinancing Project)
2% (Insured; FSA and Liquidity Facility; Dexia Credit

Locale)		7,075,000	a	7,075,000
Western Placer Unified School District, TRAN 3%, 9/28/2005		1,430,000		1,441,396
City of Whittier, College and University Revenue, Refunding
VRDN (Whittier College) 2.07% (Insured; Radian Bank
and Liquidity Facility; The Bank of New York)		3,000,000	a	3,000,000

U.S. Related--.1%

Puerto Rico Municipal Finance Agency, GO Notes
Refunding 5%, 8/1/2005 (Insured; FSA)		100,000		101,692

Total Investments (cost $135,672,389)		98.7%		135,673,248

Cash and Receivables (Net)		1.3%		1,732,795

Net Assets		100.0%		137,406,043

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corporation		LR		Lease Revenue
COP	Certificate of Participation		MBIA		Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Company				Insurance Corporation
FSA	Financial Security Assurance		MFHR		Multi-Family Housing Revenue
GO	General Obligation		PCR		Pollution Control Revenue
IDR	Industrial Development Revenue		SWDR		Solid Waste Disposal Revenue
LOC	Letter of Credit		TRAN		Tax and Revenue Anticipation Notes
			VRDN		Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

Fitch	or Moody's	or	Standard & Poor's	Value (%)*

F1, F1+	VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	92.1
AAA, AA, A c	AAA, AA, A c		AAA, AA, A c	5.1
Not Rated d	Not Rated d		Not Rated d	2.8
				100.0

* Based on total investments.
a Securities payable on demand.	Variable interest rate-subject to periodic change.
b This securitiy is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
d Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CALIFORNIA TAX EXEMPT MONEY MARKET FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	February 18, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	February 18, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)